Note 6 - Other operating income and expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other operating income:
Net income from other sales	$ 9,891	$ 8,651	$ 3,604
Net rents	5,501	5,089	4,909
Other	18,001	8,025	6,546
Recovery on allowance for doubtful receivables		1,239
Other income	33,393	23,004	15,059
Other operating expenses:
Contributions to welfare projects and non-profits organizations	12,989	11,199	11,379
Allowance for doubtful receivables	1,263		1,179
Other expense	$ 14,252	$ 11,199	$ 12,558